Share-Based Compensation - Schedule of Assumptions Used to Determine Fair Value of Share-Based Awards (Details) - Stock Options - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	97.50%	97.86%	97.86%
Risk free rate	103.00%	51.00%	0.51%
Expected term	5 years 9 months 7 days	5 years 5 months 8 days	5 years 5 months 8 days
Dividend	0.00%	0.00%	0.00%
Fair value of common stock	$ 4.92	$ 12.87	$ 13.55